Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Accounts Payable And Accrued Liabilities
Accounts payable	$ 1,356	$ 1,440
Accrued liablities	696	732
VAT payable	204	96
Total	$ 2,256	$ 2,268